Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document and Entity Information
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2019
Entity Registrant Name	Leaping Group Co., Ltd.
Trading Symbol	YZCM
Entity Common Stock, Shares Outstanding	16,021,126.7606
Entity Well Known Seasoned Issuer	No
Document Transition Report	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001757083
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Amendment Flag	false